UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable Global Thematic Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Information Technology - 22.8%
Electronic Equipment, Instruments & Components - 1.3%
Flex Ltd. (a)	621,960	$11,070,888

Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	114,218	21,117,766
Alphabet, Inc.-Class C (a)	15,171	15,423,445
Facebook, Inc.-Class A (a)	87,515	15,757,951
Tencent Holdings Ltd.	341,300	15,339,759

		67,638,921

IT Services - 2.0%
Visa, Inc.-Class A	157,395	17,310,302

Semiconductors & Semiconductor Equipment - 7.4%
ams AG (a)	167,135	15,248,848
Broadcom Ltd.	59,452	15,689,977
Infineon Technologies AG	602,453	16,662,657
NVIDIA Corp.	77,169	15,959,321

		63,560,803

Software - 3.2%
Microsoft Corp.	200,660	16,690,899
salesforce.com, Inc. (a)	106,217	10,870,248

		27,561,147

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	54,589	9,227,725

		196,369,786

Health Care - 19.3%
Biotechnology - 1.8%
Foundation Medicine, Inc. (a)(b)	187,300	8,428,500
Regeneron Pharmaceuticals, Inc. (a)	17,767	7,153,349

		15,581,849

Health Care Equipment & Supplies - 7.3%
Abbott Laboratories	342,940	18,597,636
Danaher Corp.	171,983	15,868,872
Essilor International SA	107,473	13,606,370
West Pharmaceutical Services, Inc.	144,913	14,694,178

		62,767,056

Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd.	745,031	11,933,245
UnitedHealth Group, Inc.	85,557	17,985,792

		29,919,037

Life Sciences Tools & Services - 5.2%
Bio-Rad Laboratories, Inc.-Class A (a)	70,990	15,602,892
Bruker Corp. (b)	473,044	14,853,582
ICON PLC (a)	119,970	14,259,634

		44,716,108

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.6%
Roche Holding AG	41,931	$9,691,553
Vectura Group PLC (a)	3,202,060	4,252,816

		13,944,369

		166,928,419

Financials - 18.3%
Banks - 5.4%
Bank Mandiri Persero Tbk PT	20,058,000	10,418,163
Credicorp Ltd.	43,210	9,049,902
HDFC Bank Ltd.	307,340	8,593,207
Svenska Handelsbanken AB-Class A	676,130	9,690,517
Swedbank AB-Class A	350,430	8,696,884

		46,448,673

Capital Markets - 5.8%
Charles Schwab Corp. (The)	350,835	15,731,441
MSCI, Inc.-Class A	169,960	19,946,506
Partners Group Holding AG	21,994	14,792,900

		50,470,847

Consumer Finance - 1.3%
Bharat Financial Inclusion Ltd. (a)	745,598	11,338,581

Insurance - 3.5%
AIA Group Ltd.	2,573,800	19,394,816
Prudential PLC	433,050	10,629,370

		30,024,186

Thrifts & Mortgage Finance - 2.3%
Housing Development Finance Corp., Ltd.	758,943	19,939,838

		158,222,125

Industrials - 14.2%
Aerospace & Defense - 2.3%
Hexcel Corp.	323,609	19,639,830

Building Products - 2.4%
Kingspan Group PLC	493,095	20,620,295

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	9,022,000	12,728,734

Electrical Equipment - 4.1%
Schneider Electric SE (Paris) (a)	183,060	16,083,867
Vestas Wind Systems A/S	218,203	19,264,001

		35,347,868

Industrial Conglomerates - 1.9%
Siemens AG (REG)	113,534	16,307,196

Machinery - 2.0%
Xylem, Inc./NY	268,908	17,890,449

		122,534,372

Company	Shares	U.S. $ Value
Consumer Discretionary - 6.3%
Auto Components - 1.9%
Delphi Automotive PLC	160,622	$15,962,614

Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	101,130	8,727,519

Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	175,856	9,643,943

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	8,677	9,590,515

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc.-Class B	185,176	10,182,828

		54,107,419

Utilities - 4.5%
Water Utilities - 4.5%
American Water Works Co., Inc.	232,481	20,402,533
Beijing Enterprises Water Group Ltd. (a)	15,276,000	12,836,817
Cia de Saneamento Basico do Estado de Sao Paulo	653,000	5,948,522

		39,187,872

Consumer Staples - 3.0%
Food Products - 1.6%
Nestle SA (REG)	165,105	13,891,687

Household Products - 1.4%
Unicharm Corp.	514,200	11,701,000

		25,592,687

Real Estate - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
SBA Communications Corp. (a)	72,670	11,422,271

Real Estate Management & Development - 1.0%
SM Prime Holdings, Inc.	11,329,900	8,128,225

		19,550,496

Materials - 2.0%
Chemicals - 2.0%
Ecolab, Inc.	129,259	16,888,981

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Telekomunikasi Indonesia Persero Tbk PT	33,298,000	9,935,017

Total Common Stocks (cost $571,968,094)		809,317,174

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(c)(d)(e) (cost $0)	3,143,420	0

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.4%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (f)(g)(h) (cost $54,681,309)	54,681,309	$54,681,309

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $626,649,403)		863,998,483

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (f)(g)(h) (cost $7,050,586)	7,050,586	7,050,586

Total Investments - 101.0% (cost $633,699,989) (i)		871,049,069
Other assets less liabilities - (1.0)%		(8,540,688)

Net Assets - 100.0%		$862,508,381

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,660	CNY	17,735	11/16/17	$12,600
Bank of America, NA	INR	179,274	USD	2,723	11/29/17	(40,003)
Bank of America, NA	USD	1,441	INR	94,151	11/29/17	10,283
Bank of America, NA	USD	1,490	GBP	1,110	12/18/17	(13,388)
Barclays Bank PLC	USD	11,039	TWD	330,056	11/22/17	(73,398)
Barclays Bank PLC	INR	2,551,248	USD	39,539	11/29/17	214,524
Barclays Bank PLC	CNY	10,227	USD	1,525	12/18/17	(11,865)
Barclays Bank PLC	USD	15,700	CAD	19,448	12/18/17	(617,676)
Barclays Bank PLC	USD	3,034	EUR	2,569	12/18/17	(34,116)
Barclays Bank PLC	USD	49,189	JPY	5,334,216	12/18/17	(2,173,320)
Barclays Bank PLC	USD	3,007	MXN	54,520	12/18/17	(185,771)
Barclays Bank PLC	USD	6,394	ZAR	84,261	12/18/17	(481,339)
BNP Paribas SA	HKD	70,748	USD	9,065	12/18/17	(10,137)
Citibank, NA	USD	2,876	RUB	165,932	11/22/17	(43,033)
Citibank, NA	USD	2,019	CAD	2,534	12/18/17	(53,571)
Citibank, NA	USD	4,226	JPY	468,713	12/18/17	(94,377)
Citibank, NA	USD	1,601	NOK	12,435	12/18/17	(77,052)
Citibank, NA	USD	1,012	SEK	8,470	12/18/17	2,349
Citibank, NA	USD	1,357	KRW	1,537,778	1/18/18	18,611
Credit Suisse International	EUR	2,166	USD	2,607	12/18/17	77,656
Credit Suisse International	USD	1,825	CHF	1,762	12/18/17	(53,330)
Deutsche Bank AG	USD	1,081	CAD	1,343	12/18/17	(39,755)
Deutsche Bank AG	USD	9,218	GBP	7,179	12/18/17	330,413
Goldman Sachs Bank USA	EUR	8,278	USD	9,929	12/18/17	261,716
JPMorgan Chase Bank, NA	EUR	2,907	USD	3,379	12/18/17	(15,586)
Royal Bank of Scotland PLC	CHF	17,719	USD	18,648	12/18/17	830,527
Royal Bank of Scotland PLC	EUR	3,588	USD	4,259	12/18/17	68,662

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	EUR	1,556	USD	1,811	12/18/17	$(6,222)
Royal Bank of Scotland PLC	JPY	584,553	USD	5,270	12/18/17	118,187
Societe Generale	USD	1,109	JPY	126,018	12/18/17	1,392
Standard Chartered Bank	CNY	216,188	USD	32,937	11/16/17	361,301
Standard Chartered Bank	INR	149,227	USD	2,284	11/29/17	(15,949)
Standard Chartered Bank	USD	15,144	AUD	19,028	12/18/17	(587,676)
State Street Bank & Trust Co.	SEK	31,940	USD	4,034	12/18/17	207,712
State Street Bank & Trust Co.	USD	1,892	GBP	1,419	12/18/17	(4,534)
State Street Bank & Trust Co.	USD	13,687	KRW	15,498,035	1/18/18	179,349
UBS AG	USD	21,155	GBP	16,154	12/18/17	330,169

						$(1,606,647)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	Affiliated investments.
(i)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $245,532,676 and gross unrealized depreciation of investments was $(9,790,243), resulting in net unrealized appreciation of $235,742,433.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

October 31, 2017 (unaudited)

49.9%	United States
7.2%	China
6.0%	India
4.5%	Switzerland
3.8%	Germany
3.4%	France
2.4%	Ireland
2.4%	Indonesia
2.3%	Hong Kong
2.2%	Denmark
2.1%	Sweden
1.8%	Austria
1.7%	United Kingdom
4.0%	Other
6.3%	Short-Term

100.0%

*	All data are as of October 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Brazil, Japan, Norway, Peru and Philippines.

AB Sustainable Global Thematic Fund, Inc.

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$149,118,522		$47,251,264		$	– 0	–	$196,369,786
Health Care	131,697,251		35,231,168			– 0	–	166,928,419
Financials	44,727,849		113,494,276			– 0	–	158,222,125
Industrials	58,150,574		64,383,798			– 0	–	122,534,372
Consumer Discretionary	54,107,419		– 0	–		– 0	–	54,107,419
Utilities	26,351,055		12,836,817			– 0	–	39,187,872
Consumer Staples	– 0	–	25,592,687			– 0	–	25,592,687
Real Estate	11,422,271		8,128,225			– 0	–	19,550,496
Materials	16,888,981		– 0	–		– 0	–	16,888,981
Telecommunication Services	– 0	–	9,935,017			– 0	–	9,935,017
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	54,681,309		– 0	–		– 0	–	54,681,309
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,050,586		– 0	–		– 0	–	7,050,586

Total Investments in Securities	554,195,817		316,853,252	(b)		– 0	–	871,049,069
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,025,451			– 0	–	3,025,451
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,632,098)			– 0	–	(4,632,098)

Total (d)	$554,195,817		$315,246,605		$	– 0	–	$869,442,422

(a)	The Fund held securities with zero market value at period end.
(b)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(d)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 7/31/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 10/31/17	$	– 0	–	$	– 0	–

(a)	The Fund held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2017 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/17 (000)	Dividend Income (000)
Government Money Market	$52,792	$36,329	$34,440	$54,681	$122
Government Money Market*	8,234	23,543	24,726	7,051	14

Total	$61,026	$59,872	$59,166	$61,732	$136

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2017